Stockholders' Equity (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	$ 31,368	$ 89,206	$ 243,197	$ 1,385,118
Cost of revenue [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	182	373
Sales and marketing expense [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	7	20
Product development expense [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	3,044	7,381
General and administrative expense [Member]
Stockholders' Equity (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	$ 28,135	$ 81,432